UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23342

Name of Fund: FDP Series II, Inc.

FDP BlackRock CoreAlpha Bond Fund1

[1]

On September 23, 2019, FDP BlackRock CoreAlpha Bond Fund (the “Non-Surviving Fund”), a series of FDP Series II, Inc., was reorganized into BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds VI (Investment Company Act file no. 811-23344, CIK no. 0001738080) (the “Surviving Fund”). The voting record of the Non-Surviving Fund can be found in the Surviving Fund’s Form N-PX filing, which was filed on August 27, 2020.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, FDP Series II, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31

Date of reporting period: 07/01/2019 – 06/30/2020

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23342
Reporting Period: 07/01/2019 - 06/30/2020
FDP Series II, Inc

====================== FDP BlackRock CoreAlpha Bond Fund =======================

On September 23, 2019, FDP BlackRock CoreAlpha Bond Fund (the "Non-Surviving
Fund"), a series of FDP Series II, Inc. was reorganized into BlackRock
CoreAlpha Bond Fund, a series of BlackRock Funds VI (Investment Company Act file no. 811-23344, CIK no. 0001738080) (the "Surviving Fund"). The voting record of the Non-Surviving Fund can be found in the Surviving Fund's Form N-PX filing, which was filed on August 27, 2020.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series II, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of FDP Series II, Inc.

Date: August 27, 2020